KEELEY Small Cap Dividend Value Fund

Schedule of Investments — June 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.9%
	Automotive — 2.2%
94,466	Winnebago Industries Inc.	$6,293,325

	Banking — 14.5%
169,853	Atlantic Union Bankshares Corp.	3,933,796
220,484	BancorpSouth Bank	5,013,806
33,804	BOK Financial Corp.	1,907,898
150,968	Columbia Banking System Inc.	4,279,188
146,501	First Bancorp/Southern Pines NC	3,674,245
124,655	Glacier Bancorp Inc.	4,399,075
117,250	Independent Bank Group Inc.	4,750,970
259,254	OceanFirst Financial Corp.	4,570,648
35,667	Prosperity Bancshares Inc.	2,117,906
184,509	The Bank of NT Butterfield & Son Ltd.	4,500,175
75,111	Wintrust Financial Corp.	3,276,342

		42,424,049

	Broadcasting — 2.2%
76,022	Nexstar Media Group Inc., Cl. A	6,362,281

	Building and Construction — 6.3%
149,124	KB Home	4,575,124
314,789	KBR Inc.	7,098,492
382,350	Primoris Services Corp.	6,790,536

		18,464,152

	Business Services — 6.6%
425,762	City Office REIT Inc.	4,283,166
201,200	Healthcare Services Group Inc.	4,921,352
308,199	Outfront Media Inc., REIT	4,367,180
149,237	STAG Industrial Inc., REIT	4,375,629
98,533	The Hackett Group Inc.	1,334,137

		19,281,464

	Computer Software and Services — 3.8%
253,102	Perspecta Inc.	5,879,559
108,333	TTEC Holdings Inc.	5,043,984

		10,923,543

	Consumer Products — 2.2%
327,133	Culp Inc.	2,816,615
206,904	Kontoor Brands Inc.	3,684,960

		6,501,575

	Consumer Services — 1.1%
108,480	National Storage Affiliates Trust, REIT	3,109,037

	Diversified Industrial — 4.2%
36,463	ESCO Technologies Inc.	3,082,217
148,388	Hillenbrand Inc.	4,016,863
40,073	John Bean Technologies Corp.	3,447,079
154,744	Olin Corp.	1,778,009

		12,324,168

	Electronics — 1.8%
78,181	Dolby Laboratories Inc., Cl. A	5,149,782

	Energy and Utilities — 14.9%
81,366	ALLETE Inc.	4,443,397
318,692	Atlantica Sustainable Infrastructure plc	9,273,937
296,145	Berry Corp.	1,430,380
75,181	Black Hills Corp.	4,259,755
314,399	Covanta Holding Corp.	3,015,086
199,048	Delek U.S. Holdings Inc.	3,465,426
18,845	Evolution Petroleum Corp.	52,766
382,400	Parsley Energy Inc., Cl. A	4,084,032
416,857	Primo Water Corp.	5,731,784
219,052	South Jersey Industries Inc.	5,474,109
3,796	Texas Pacific Land Trust	2,257,443

		43,488,115

Shares		Market Value
	Entertainment — 0.4%
101,029	Cinemark Holdings Inc.	$1,166,885

	Equipment and Supplies — 1.2%
41,379	Regal Beloit Corp.	3,613,214

	Financial Services — 17.4%
108,292	Air Lease Corp.	3,171,873
319,155	Alpine Income Property Trust Inc., REIT	5,189,460
629,901	Brightsphere Investment Group Inc.	7,848,566
33,332	FBL Financial Group Inc., Cl. A	1,196,286
406,440	FNB Corp.	3,048,300
61,032	James River Group Holdings Ltd.	2,746,440
917,089	Oaktree Specialty Lending Corp.	4,099,388
186,571	Pacific Premier Bancorp Inc.	4,044,859
258,017	Provident Financial Services Inc.	3,728,346
213,983	Silvercrest Asset Management Group Inc., Cl. A	2,719,724
105,368	Solar Capital Ltd.	1,686,942
83,140	South State Corp.	3,962,452
178,078	Synovus Financial Corp.	3,655,941
155,833	Virtu Financial Inc., Cl. A	3,677,659

		50,776,236

	Health Care — 7.9%
271,242	CareTrust REIT Inc.	4,654,513
14,328	Chemed Corp.	6,462,931
392,002	Sabra Health Care REIT Inc.	5,656,589
153,010	The Ensign Group Inc.	6,403,470

		23,177,503

	Hotels and Gaming — 1.5%
53,186	Marriott Vacations Worldwide Corp.	4,372,421

	Machinery — 0.8%
50,486	Astec Industries Inc.	2,338,007

	Metals and Mining — 3.1%
108,622	Compass Minerals International Inc.	5,295,324
50,105	Kaiser Aluminum Corp.	3,688,730

		8,984,054

	Paper and Forest Products — 2.7%
566,648	Mercer International Inc.	4,623,848
88,808	PotlatchDeltic Corp., REIT	3,377,368

		8,001,216

	Retail — 3.1%
59,200	Jack in the Box Inc.	4,386,128
118,371	Penske Automotive Group Inc.	4,582,141

		8,968,269

	TOTAL COMMON STOCKS	285,719,296

	RIGHTS — 0.0%
	Broadcasting — 0.0%
851,756	Media General Inc., CVR†(a)	1

KEELEY Small Cap Dividend Value Fund

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Market Value
	SHORT TERM INVESTMENT — 2.1%
	Other Investment Companies — 2.1%
6,225,909	Fidelity Government Portfolio, Cl. I, 0.060%*	$6,225,909

	TOTAL INVESTMENTS — 100.0% (Cost $292,929,195)	$291,945,206

*	1 day yield as of June 30, 2020.

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Non-income producing security.

CVR	Contingent Value Right
REIT	Real Estate Investment Trust

2